Commitments, Contingencies and Off-Balance-Sheet Risk - Contractual Amount of Financial Instruments with Off-Balance-Sheet Risk (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fixed Rate	$ 12,084	$ 9,723
Variable Rate	174,827	138,304
Lines of Credit and Construction Loans [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fixed Rate	11,866	9,378
Variable Rate	151,332	118,182
Overdraft Protection [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fixed Rate	18	51
Variable Rate	21,084	19,726
Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fixed Rate	200	294
Variable Rate	$ 2,411	$ 396